Trade and Other Payables	6 Months Ended
Jul. 31, 2019
Trade and other payables [abstract]
Trade and Other Payables

11	Trade and Other Payables

	31 July 2019 NZ $000’s	31 January 2019 NZ $000’s

Current
Trade payables	16,537	23,580
Accruals	6,673	10,150
Employee benefits liabilities	1,908	1,815
	25,118	35,545

Trade and other payables are unsecured, non-interest bearing and are normally due within 30 days however some the trade creditors are out of term as at 31 July 2019 and subsequent to the end of the financial period the company has reduced the out of term trade creditors but further work is required to bring all of the creditors in term. The carrying amounts are considered to be a reasonable approximation of fair value.